Interest Bearing Borrowings (Tables)	12 Months Ended
Jun. 30, 2023
Interest bearing borrowings [Abstract]
Schedule of Interest Bearing Borrowings
	Consolidated
	30 June 2023	30 June 2022
	$	$

R&D prepayment loan [1]	1,000,000	700,000
Other loans[2]	207,712	410,171
Convertible notes payable[3]	225,460	-
	1,433,172	1,110,171

Schedule of Interest Bearing Borrowings Movement
Interest bearing borrowings movement	Opening balance at 1 July 2022	Additions	Repayment	Closing balance at 30 June 2023
R&D prepayment loan	700,000	1,000,000	(700,000)	1,000,000
Other loans	410,171	1,195,000	(1,397,459)	207,712
Convertible notes payable	-	1,975,460	(1,750,000)	225,460
	1,110,171	4,170,460	(3,847,459)	1,433,172